Document and Entity Information	Oct. 22, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001707502
Document Type	8-K
Document Period End Date	Oct. 22, 2020
Entity Registrant Name	Solid Biosciences Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38360
Entity Tax Identification Number	90-0943402
Entity Address, Address Line One	141 Portland Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	337-4680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value per share
Trading Symbol	SLDB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true